Significant Accounting Policies - Effect of ASU 2014-06 on Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Receivables	$ 271,393	$ 210,198	$ 221,223
Prepaid expenses and other current assets	24,075	28,317	56,862
Contract assets	45,034	40,618	0
Contract assets, net of current portion	96,108	97,148	0
Other assets	401,414	369,187	443,830
Liabilities
Accounts payable and accrued liabilities	108,101	112,325	116,396
Deferred revenue	0	0	149,749
Contract liabilities	137,746	143,705	0
Deferred revenue, net of current portion	0	0	794,707
Contract liabilities, net of current portion	1,131,319	1,164,138	0
Taxes payable	5,679		12,007
Deferred income taxes	82,488	4,588	48,434
Other long-term liabilities	77,670	286,440	296,616
Shareholders’ deficit
Accumulated deficit	(6,606,426)	(6,176,400)	$ (5,894,659)
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Assets
Receivables	278,233
Prepaid expenses and other current assets	61,237
Contract assets	0
Contract assets, net of current portion	0
Other assets	483,589
Liabilities
Accounts payable and accrued liabilities	113,627
Deferred revenue	134,799
Contract liabilities	0
Deferred revenue, net of current portion	763,478
Contract liabilities, net of current portion	0
Taxes payable	4,886
Deferred income taxes	89,639
Other long-term liabilities	83,776
Shareholders’ deficit
Accumulated deficit	(6,268,593)
Accounting Standards Update 2014-09 [Member]
Assets
Receivables		(11,025)
Prepaid expenses and other current assets		(28,545)
Contract assets		40,618
Contract assets, net of current portion		97,148
Other assets		(74,643)
Liabilities
Accounts payable and accrued liabilities		(4,071)
Deferred revenue		(149,749)
Contract liabilities		143,705
Deferred revenue, net of current portion		(794,707)
Contract liabilities, net of current portion		1,164,138
Deferred income taxes		(43,846)
Other long-term liabilities		(10,176)
Shareholders’ deficit
Accumulated deficit		$ (281,741)
Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Assets
Receivables	(6,840)
Prepaid expenses and other current assets	(37,162)
Contract assets	45,034
Contract assets, net of current portion	96,108
Other assets	(82,175)
Liabilities
Accounts payable and accrued liabilities	(5,526)
Deferred revenue	(134,799)
Contract liabilities	137,746
Deferred revenue, net of current portion	(763,478)
Contract liabilities, net of current portion	1,131,319
Taxes payable	793
Deferred income taxes	(7,151)
Other long-term liabilities	(6,106)
Shareholders’ deficit
Accumulated deficit	$ (337,833)